PROPERTY AND EQUIPMENT (Details - Major classes of property and equipment) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,479,990	$ 2,103,136
Accumulated Depreciation	(1,708,211)	(1,376,629)
Property, Equipment and Software, net	2,771,779	726,507	$ 3,300,754
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	132,018	132,018
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,569,034	1,291,673
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	298,004	298,004
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,099,493
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	381,441	381,441
Accumulated Depreciation	(225,429)	(133,149)
Property, Equipment and Software, net	156,012	248,292
Depreciation Expense	92,280	84,328
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Depreciation Expense	$ 239,302	$ 315,686